UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Name of Fund:   Global Income & Currency Fund Inc. (GCF)

Fund Address:   4 World Financial Center, 6th Floor, New York, NY 10080

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Global Income &

Currency Fund Inc., 4 World Financial Center, 6th Floor, New York, NY 10080

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2010 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21791
Reporting Period: 07/01/2009 - 06/30/2010
Global Income & Currency Fund Inc

====================== Global Income & Currency Fund Inc =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income & Currency Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
Global Income & Currency Fund Inc.

Date:	August 24, 2010